Vanguard Explorer™ Fund

Supplement Dated January 10, 2019, to the Prospectus and Summary Prospectus Dated February 23, 2018

Important Change to Vanguard Explorer Fund

Kenneth L. Abrams will transition from Wellington Management Company LLP’s (Wellington Management) portion of Vanguard Explorer Fund, effective January 1, 2020. Mr. Abrams will continue to focus on other strategies he currently manages at Wellington Management. Daniel J. Fitzpatrick, who currently serves as associate portfolio manager of Wellington Management’s portion of the Fund, will remain as a manager of the Wellington Management portion of the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 024 012019

Vanguard Explorer™ Fund

Supplement Dated January 10, 2019, to the Statement of Additional Information Dated February 23, 2018

Important Change to Vanguard Explorer Fund

Kenneth L. Abrams will transition from Wellington Management Company LLP’s (Wellington Management) portion of Vanguard Explorer Fund, effective January 1, 2020. Mr. Abrams will continue to focus on other strategies he currently manages at Wellington Management. Daniel J. Fitzpatrick, who currently serves as associate portfolio manager of Wellington Managment’s portion of the Fund, will remain as a manager of the Wellington Management portion of the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 024 012019